UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments
Address: 641 Escalona Drive

         Santa Cruz, CA  95060

13F File Number:  28-03929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

     Jeffrey R. Scharf     Santa Cruz, CA     May 18, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     209874


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
1ST AUSTRALIA PRIME INCOME     COM              003009107     2539   647733 SH        SOLE                       0        0   647733
AMERICAN INT'L GROUP           COM              026874107     5203    64634 SH        SOLE                       0        0    64634
AT&T                           COM              001957109     4966   233167 SH        SOLE                       0        0   233167
AT&T CANADA INC.               COM              00207Q202     3564   121855 SH        SOLE                       0        0   121855
CANADIAN NAT'L RAILWAY         COM              136375102    11058   293556 SH        SOLE                       0        0   293556
CANADIAN PACIFIC               COM              135923100     7582   206598 SH        SOLE                       0        0   206598
EASTMAN KODAK                  COM              277461109     1198    30045 SH        SOLE                       0        0    30045
EMERSON ELECTRIC               COM              291011104     6982   112610 SH        SOLE                       0        0   112610
FANNIE MAE                     COM              313586109     9085   114138 SH        SOLE                       0        0   114138
FIRST DATA CORP.               COM              319963104    11645   195023 SH        SOLE                       0        0   195023
FREDDIE MAC                    COM              313400301     7916   122106 SH        SOLE                       0        0   122106
GANNETT                        COM              364730101     8607   144115 SH        SOLE                       0        0   144115
GENUINE PARTS                  COM              372460105     7533   290737 SH        SOLE                       0        0   290737
INT'L BUSINESS MACHINES        COM              459200101    10190   105944 SH        SOLE                       0        0   105944
JOHNSON CONTROLS               COM              478366107     2146    34350 SH        SOLE                       0        0    34350
K-MART CV PREF. T              CV. PREF         489778208     3577    87445 SH        SOLE                       0        0    87445
KNIGHT RIDDER                  COM              499040103     4050    75405 SH        SOLE                       0        0    75405
LEAR CORP.                     COM              521865105     6923   236290 SH        SOLE                       0        0   236290
LENNAR 0% CV LYON              CV. BOND         526057AA2      757  1405000 SH        SOLE                       0        0  1405000
MERCK                          COM              589331107      885    11663 SH        SOLE                       0        0    11663
MERRILL LYNCH                  COM              590188108      339     6125 SH        SOLE                       0        0     6125
MERRILL LYNCH CV TO AOL        CV. BOND         590188JV1       80    85000 SH        SOLE                       0        0    85000
MICROSOFT                      COM              594918104     4432    81049 SH        SOLE                       0        0    81049
MORGAN STNL/DN WITTER          COM              617446448     3672    68627 SH        SOLE                       0        0    68627
NATIONAL DATA CV 5% 2003       CV. BOND         635621AA3      727   790000 SH        SOLE                       0        0   790000
NATIONS BALANCED FUND          COM              63857K107      442    47485 SH        SOLE                       0        0    47485
NEW PLAN EXCEL REALTY          COM              648059103     3390   211855 SH        SOLE                       0        0   211855
NEWELL RUBBERMAID              COM              651229106     1579    59585 SH        SOLE                       0        0    59585
PFIZER                         COM              717081103     3352    81847 SH        SOLE                       0        0    81847
QUEBECOR WORLD                 COM              748203106     4390   199165 SH        SOLE                       0        0   199165
RYLAND GROUP                   COM              783764103    15953   384400 SH        SOLE                       0        0   384400
SALOMON NIKKEI CV BOND         MITTS            79549B628      154    16640 SH        SOLE                       0        0    16640
SHERWIN-WILLIAMS               COM              824348106     4106   161140 SH        SOLE                       0        0   161140
SNAP ON                        COM              833034101     7980   274030 SH        SOLE                       0        0   274030
TORCHMARK                      COM              891027104     3915   100825 SH        SOLE                       0        0   100825
TRIBUNE BOND CV INTO AOL       CV. BOND         896047305     4045    41705 SH        SOLE                       0        0    41705
TRICON GL RESTAURANTS          COM              895953107     7046   184511 SH        SOLE                       0        0   184511
USX 6.75% CV PREF. Z           CV. PREF         90339E201     3466    96280 SH        SOLE                       0        0    96280
V.F. CORPORATION               COM              918204108     5952   170060 SH        SOLE                       0        0   170060
WAL-MART STORES                COM              931142103     7782   154108 SH        SOLE                       0        0   154108
WASHINGTON MUTUAL              COM              939322103    10666   194805 SH        SOLE                       0        0   194805

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